Equity Plan (Tables)	12 Months Ended
Dec. 31, 2012
Equity Plan [Abstract]
Schedule Of Phantom And Restricted Unit Activity

	Payable In Cash		Payable In Units
		Weighted-		Weighted-
		Average Grant		Average Grant
		Date Fair		Date Fair
	Units	Value	Units	Value
Unvested - December 31, 2010	—	$—	121,526	$27.11
Vested - phantom units	—	—	—	—
Granted - phantom units	15,294	26.77	19,411	27.56
Granted - restricted units	—	—	10,000	27.70
Cancelled - phantom units	(1,948)	29.31	(22,142)	27.16
Unvested - December 31, 2011	13,346	$26.40	128,795	$27.22
Vested - phantom units	(4,267)	26.46	(40,929)	27.21
Vested - restricted units	—	—	(4,682)	27.53
Granted - phantom units	—	—	126,246	29.90
Granted - restricted units	—	—	37,500	25.67
Canceled - phantom units	(767)	25.63	(24,938)	28.30
Unvested - December 31, 2012	8,312	$26.45	221,992	$28.35